UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 4, 2010

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		76

Form 13F Information Table Value Total:		$88,980,797

List of Other Included Managers:

NONE

                               TITLE                       VALUE        SHARES/         SHRS/         INVS
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)         PRN            PRN          DSCR
------------------------------------------------------ ------------- -------------- ----------------------------
3M Company                      COM        88579Y101         901            10900          SHRS          SOLE
Abbott Laboratories             COM        002824100        1058            19600          SHRS          SOLE
Aflac Inc                       COM        001055102         659            14250          SHRS          SOLE
Allergan Inc.                   COM        018490102        1834            29100          SHRS          SOLE
American Movil SA               ADR        02364W105         740            15750          SHRS          SOLE
American Tower Corp             COM        029912201        2191            50700          SHRS          SOLE
Apache Corp                     COM        037411105        1088            10550          SHRS          SOLE
Apple Corp.                     COM        037833100         469             2225          SHRS          SOLE
Banco Santander SA              ADR        05964H105        1537            93500          SHRS          SOLE
Becton Dickinson & Co           COM        075887109         927            11750          SHRS          SOLE
Canadian Natl Railway           ADR        136375102         622            11450          SHRS          SOLE
Cenovus Energy Inc              ADR        15135u109         215             8550          SHRS          SOLE
CenturyLink                     COM        156700106         793            21900          SHRS          SOLE
Chevrontexaco Corp              COM        166764100         221             2865          SHRS          SOLE
China Mobile LTD                ADR        16941M109         687            14800          SHRS          SOLE
Cisco Systems Inc.              COM        17275R102        2461           102800          SHRS          SOLE
Cognizant Tech Solutions        COM        192466102        1147            25300          SHRS          SOLE
Colgate-Palmolive               COM        194162103         963            11718          SHRS          SOLE
Consol Energy Inc               COM        20854P109        1790            35950          SHRS          SOLE
Copano Energy Llc               COM        217202100         251            10500          SHRS          SOLE
Covance Inc                     COM        222816100        2025            37100          SHRS          SOLE
CVS Corporation                 COM        126650100         937            29100          SHRS          SOLE
Danaher Corporation             COM        235851102         549             7300          SHRS          SOLE
Diageo PLC ADR                  ADR        386090302        1558            22450          SHRS          SOLE
Discovery Comm. Cl A            COM        25470F104         439            14300          SHRS          SOLE
Eaton Corporation               COM        278058102        1155            18150          SHRS          SOLE
Ecolab Inc.                     COM        278865100        2496            56000          SHRS          SOLE
EMC Corporation                 COM        268648102        2748           157300          SHRS          SOLE
Emerson Electric Company        COM        291011104        1005            23600          SHRS          SOLE
Encana Corporation              ADR        292505104        1036            32000          SHRS          SOLE
Express 1 Expidited Solution    COM        815801105          37            29000          SHRS          SOLE
Express Scripts Inc.            COM        30217Q108         579             6700          SHRS          SOLE
Exxon Mobile Corp.              COM        30231G102         266             3900          SHRS          SOLE
FedEx Corp                      COM        31428X106         985            11800          SHRS          SOLE
Fiserv Inc. Wisc.               COM        337738108        1370            28250          SHRS          SOLE
Flowserve Corporation           COM        34354P105         421             4450          SHRS          SOLE
Fluor Corp.                     COM        343861100         613            13600          SHRS          SOLE
Freeport McMoran Copper A       COM        35671D857        1337            16650          SHRS          SOLE
General Cable Cp De New         COM        369300108         833            28300          SHRS          SOLE
General Electric                COM        369604103         351            23225          SHRS          SOLE
Genzyme Corp                    COM        372917104         402             8200          SHRS          SOLE
Hewlett-Packard Company         COM        428236103        2078            40350          SHRS          SOLE
Honda Motor Co Ltd Adr          ADR        438128308         688            20300          SHRS          SOLE
J.P. Morgan Chase & Co.         COM        46625H100         546            13100          SHRS          SOLE
Johnson & Johnson               COM        478160104        1514            23500          SHRS          SOLE
Lubrizol Corporation            COM        549271104        1251            17150          SHRS          SOLE
Marsh and McLennan Cos.         COM        571748102        1011            45800          SHRS          SOLE
MasterCard                      COM        57636Q104        2534             9900          SHRS          SOLE
Maxim Integrated Products, I    COM        57772K101         459            22600          SHRS          SOLE
McDonalds                       COM        580135101         690            11050          SHRS          SOLE
Microsoft Corporation           COM        594918104        1905            62500          SHRS          SOLE
Monsanto                        COM        61166W101        2420            29600          SHRS          SOLE
Nike Inc                        COM        654106103        1556            23550          SHRS          SOLE
Norfolk Southern Corp           COM        655844108        1546            29500          SHRS          SOLE
Novartis A G Spon ADR           ADR        66987V109        1573            28900          SHRS          SOLE
NYSE Group Inc                  COM        629491101        2087            82500          SHRS          SOLE
Occidental Petroleum            COM        674599105         228             2800          SHRS          SOLE
Paincare Holdings Inc.          COM        69562E104           0            12050          SHRS          SOLE
PepsiCo Inc.                    COM        713448108        2116            34800          SHRS          SOLE
Petroleo Brasileiro Adrf        ADR        71654V408         462             9700          SHRS          SOLE
Procter & Gamble                COM        742718109        1813            29900          SHRS          SOLE
Qualcomm Inc                    COM        747525103         842            18200          SHRS          SOLE
Roche Hldg Ltd Spon Adrf        ADR        771195104        1097            25800          SHRS          SOLE
Schlumberger Ltd.               COM        806857108        1865            28650          SHRS          SOLE
Schwab Charles Corp             COM        808513105        2130           113200          SHRS          SOLE
Steel Dynamics, Inc.            COM        858119100         618            34900          SHRS          SOLE
Stryker Corp                    COM        863667101        1048            20800          SHRS          SOLE
Supreme Industries, Inc.        COM        868607102          21            10812          SHRS          SOLE
Thermo Fisher Scientific        COM        883556102        2137            44800          SHRS          SOLE
Total S.A.                      ADR        286269105         714            11150          SHRS          SOLE
Transocean                      COM        893817106         621             7498          SHRS          SOLE
United Technologies Corp.       COM        913017109        1305            18800          SHRS          SOLE
Vale SA                         ADR        204412209        1852            63800          SHRS          SOLE
Verizon Communications          COM        92343V104        1829            55200          SHRS          SOLE
VF Corporation                  COM        918204108        2889            39450          SHRS          SOLE
Waste Management Inc.           COM        94196L109        1839            54400          SHRS          SOLE
